AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.8%
Asset-Backed Securities — 0.8%
Automobiles — 0.3%
Bridgecrest Lending Auto Securitization Trust,
Series 2025-01, Class C
5.150%	12/17/29	3,200	$3,230,871
Credit Acceptance Auto Loan Trust,
Series 2025-01A, Class C, 144A
5.710%	07/16/35	4,912	4,928,129
			8,159,000
Consumer Loans — 0.1%
Foundation Finance Trust,
Series 2025-01A, Class A, 144A
4.950%	04/15/50	3,100	3,108,472
Equipment — 0.2%
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-01, Class A4, 144A
4.580%	01/15/32	1,207	1,206,765
SCF Equipment Trust LLC,
Series 2025-01A, Class B, 144A
5.230%	09/20/34	4,316	4,377,291
			5,584,056
Other — 0.2%
AMSR Trust,
Series 2024-SFR02, Class A, 144A
4.150%	11/17/41	4,275	4,144,142
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	584	551,345
Progress Residential Trust,
Series 2025-SFR02, Class A, 144A
3.305%	04/17/42	3,535	3,259,535
			7,955,022
Student Loan — 0.0%
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
5.134%(c)	05/25/39	450	449,254

Total Asset-Backed Securities (cost $25,006,917)			25,255,804
Commercial Mortgage-Backed Securities — 0.7%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
5.384%(c)	10/15/38	5,940	5,880,600
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.588%(cc)	09/10/50	650	610,514
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,095,000
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,267,120
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
1.946%(cc)	07/25/30	2,097	$122,884
Series 2020-M50, Class X1, IO
1.820%(cc)	10/25/30	339	15,385
Series 2021-M03, Class X1, IO
1.907%(cc)	11/25/33	325	22,615
FREMF Mortgage Trust,
Series 2015-K48, Class B, 144A
3.640%(cc)	08/25/48	1,985	1,974,278
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,975	2,869,672
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
5.234%(c)	04/15/38	579	577,502
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	2,568	2,587,694
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class B, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
6.060%(c)	05/15/39	1,144	1,141,140
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
5.164%(c)	11/15/38	2,629	2,612,474
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	23,617
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	30	28,081
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	31	28,271
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	25	22,696
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	21	18,895
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	435,234

Total Commercial Mortgage-Backed Securities (cost $21,727,432)			22,333,672
Corporate Bonds — 35.5%
Aerospace & Defense — 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35	2,095	1,721,568
3.450%	11/01/28	1,534	1,464,670
3.625%	02/01/31	1,126	1,044,843
3.950%	08/01/59	248	168,874
5.805%	05/01/50	3,996	3,801,731
6.858%	05/01/54	853	927,079
A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
7.008%	05/01/64	920	$999,270
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,367	2,309,532
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,625	1,612,340
5.400%	01/15/27	1,492	1,513,677
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.700%	12/15/31	1,669	1,665,092
5.700%	11/15/54	1,410	1,430,924
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	797	667,446
2.375%	03/15/32	2,724	2,317,757
3.125%	07/01/50	383	252,466
4.450%	11/16/38	442	402,602
			22,299,871
Agriculture — 1.2%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32(a)	2,808	2,368,472
3.400%	05/06/30	1,200	1,121,085
3.400%	02/04/41	4,086	2,994,259
5.625%	02/06/35	1,905	1,921,651
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.734%	09/25/40	2,255	1,740,307
4.390%	08/15/37	555	485,614
4.540%	08/15/47	850	676,335
5.625%	08/15/35	1,740	1,742,750
5.834%	02/20/31	4,297	4,461,462
7.079%	08/02/43	2,634	2,873,358
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	07/26/26	647	636,978
Gtd. Notes, 144A, MTN
5.500%	02/01/30	5,179	5,294,778
5.875%	07/01/34	4,670	4,726,402
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	344	275,646
4.750%	11/01/31	5,228	5,213,145
5.125%	02/13/31	2,093	2,127,143
5.375%	02/15/33	2,340	2,385,532
5.625%	11/17/29	1,071	1,116,580
			42,161,497
Airlines — 0.2%
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	321	313,403
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	220	$215,623
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	170	171,548
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	487	472,375
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	693	671,111
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	959	831,520
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	195	193,927
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	632	593,965
United Airlines 2024-1 Class A Pass Through Trust,
Pass-Through Certificates
5.875%	08/15/38	2,088	2,100,416
			5,563,888
Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
6.050%	03/05/31	1,940	1,913,156
7.200%	06/10/30	2,093	2,175,060
7.350%	03/06/30	2,141	2,242,206
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49	472	432,099
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	1,760	1,489,663
5.900%	01/07/35(a)	335	331,518
5.950%	04/04/34(a)	1,894	1,885,946
6.100%	01/07/34	874	877,901
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/27	2,561	2,567,455
Sr. Unsec’d. Notes, 144A, SOFR + 1.500%
5.848%(c)	01/08/27	3,294	3,332,475
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
6.450%	03/18/35	3,565	3,538,174
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.300%	03/22/27	3,826	3,856,497
5.800%	03/27/35	1,517	1,492,822
			26,134,972

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 10.2%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
4.988%(ff)	12/03/28	3,000	$3,015,943
6.339%(ff)	09/18/27(a)	800	817,979
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	680	689,950
Banco Bilbao Vizcaya Argentaria SA (Spain),
5.381%	03/13/29(a)	2,400	2,456,929
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33(oo)	800	918,286
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27	600	574,367
5.294%	08/18/27	800	808,907
Sr. Preferred Notes
5.439%	07/15/31	3,800	3,887,733
Bank of America Corp.,
Sr. Unsec’d. Notes
5.162%(ff)	01/24/31	3,885	3,937,971
5.202%(ff)	04/25/29	2,446	2,484,352
5.511%(ff)	01/24/36	3,690	3,755,654
5.819%(ff)	09/15/29	9,943	10,305,263
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,251	3,653,128
1.922%(ff)	10/24/31	2,154	1,842,611
2.676%(ff)	06/19/41	403	285,400
2.884%(ff)	10/22/30	3,680	3,387,301
3.824%(ff)	01/20/28	4,943	4,880,449
3.974%(ff)	02/07/30	6,631	6,449,201
Sub. Notes
5.518%(ff)	10/25/35	1,990	1,947,384
Sub. Notes, MTN
5.425%(ff)	08/15/35	1,815	1,773,428
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30(a)	2,411	2,463,846
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	330,766
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.896%	07/13/26	1,320	1,340,261
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.690%(ff)	03/12/30	3,016	3,089,140
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(ff)	09/10/34(oo)	810	807,975
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33	630	642,849
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,080	6,182,641
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31	1,160	1,187,863
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.293%(ff)	01/14/36	1,700	$1,748,924
Sub. Notes, 144A
3.116%(ff)	10/19/32	2,530	2,153,211
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35(a)	870	896,638
6.684%(ff)	09/13/27	1,165	1,197,967
6.840%(ff)	09/13/34	1,859	2,016,732
Citigroup, Inc.,
Jr. Sub. Notes, Series CC
7.125%(ff)	08/15/29(oo)	3,378	3,455,271
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	2,985	2,946,786
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	1,906	1,901,917
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,325	1,297,288
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	336	291,875
2.572%(ff)	06/03/31	1,148	1,022,326
2.976%(ff)	11/05/30	5,242	4,825,936
3.520%(ff)	10/27/28	339	329,472
3.668%(ff)	07/24/28	1,109	1,084,280
3.980%(ff)	03/20/30	8,137	7,881,486
4.075%(ff)	04/23/29	477	469,124
4.542%(ff)	09/19/30	7,934	7,825,636
Sub. Notes
4.125%	07/25/28	321	315,764
5.827%(ff)	02/13/35	2,944	2,925,692
6.020%(ff)	01/24/36	1,730	1,744,034
6.174%(ff)	05/25/34	583	595,892
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,300	1,130,872
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)	1,952	1,871,480
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	3,740	3,771,818
Sr. Non-Preferred Notes, 144A, MTN
5.862%(ff)	01/09/36	1,045	1,068,105
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	3,374	3,321,261
5.705%(ff)	03/01/30	720	740,008
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,405	2,309,519
7.146%(ff)	07/13/27	945	971,277
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	800	824,307
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,183	1,147,334
1.542%(ff)	09/10/27	6,753	6,458,220

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.017%(ff)	10/31/38	1,658	$1,420,889
4.692%(ff)	10/23/30	1,413	1,403,933
5.016%(ff)	10/23/35	3,526	3,429,094
5.330%(ff)	07/23/35	5,762	5,734,575
5.536%(ff)	01/28/36(a)	1,905	1,930,512
6.484%(ff)	10/24/29	12,584	13,294,440
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.130%(ff)	11/19/28	2,411	2,428,483
5.130%(ff)	03/03/31	930	931,004
5.286%(ff)	11/19/30	2,737	2,761,362
5.597%(ff)	05/17/28	2,155	2,188,865
5.887%(ff)	08/14/27	3,453	3,504,952
7.390%(ff)	11/03/28	1,678	1,783,406
Sub. Notes
5.874%(ff)	11/18/35	3,488	3,449,453
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35	4,052	4,094,663
6.208%(ff)	08/21/29	1,203	1,252,164
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 1.010%
5.373%(c)	03/25/29	2,745	2,739,667
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
6.625%	06/20/33(a)	2,174	2,320,280
7.200%	11/28/33	3,236	3,584,511
Sub. Notes, 144A
4.950%(ff)	06/01/42	3,517	2,825,925
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30	870	867,829
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,250	1,200,236
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35(a)	1,294	1,366,165
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	2,350	2,251,602
M&T Bank Corp.,
Sr. Unsec’d. Notes, MTN
4.833%(ff)	01/16/29(a)	260	259,875
5.385%(ff)	01/16/36	4,409	4,323,319
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,450	3,340,628
4.654%(ff)	10/18/30	3,382	3,354,815
5.042%(ff)	07/19/30	1,722	1,734,814
5.173%(ff)	01/16/30	1,510	1,529,852
5.230%(ff)	01/15/31	2,875	2,920,556
5.320%(ff)	07/19/35	1,925	1,921,952
5.449%(ff)	07/20/29	3,850	3,936,180
5.516%(ff)	11/19/55(a)	1,669	1,630,595
5.587%(ff)	01/18/36(a)	3,630	3,705,210
6.407%(ff)	11/01/29	3,709	3,913,106
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	515	$494,951
2.699%(ff)	01/22/31	2,421	2,194,924
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,081	904,212
1.928%(ff)	04/28/32	525	439,594
2.511%(ff)	10/20/32	513	440,192
5.424%(ff)	07/21/34	2,344	2,369,893
5.656%(ff)	04/18/30	2,680	2,762,525
Sub. Notes
2.484%(ff)	09/16/36	2,726	2,257,676
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28	1,810	1,843,309
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	2,518	2,187,719
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)	695	693,263
8.125%(ff)	11/10/33(oo)	790	829,311
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN, SOFR + 1.190%
5.022%	03/21/30	2,830	2,849,762
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,175	1,153,263
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series T
3.400%(ff)	09/15/26(oo)	1,726	1,644,326
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	2,009	1,986,471
5.676%(ff)	01/22/35	1,378	1,410,870
6.875%(ff)	10/20/34	789	872,305
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
4.970%(ff)	05/02/31	4,070	4,079,292
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30	3,642	3,605,715
5.694%(ff)	04/15/31	3,450	3,517,661
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29(oo)	2,649	2,634,457
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	2,630	2,276,899
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	4,875	4,702,425
5.250%	02/19/27	470	472,974
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.228%(ff)	01/21/36	1,795	1,863,623
7.018%(ff)	02/08/30	4,062	4,339,353
State Street Corp.,
Jr. Sub. Notes, Series I
6.700%(ff)	03/15/29(oo)	1,041	1,064,874

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series J
6.700%(ff)	09/15/29(a)(oo)	2,574	$2,650,795
Svenska Handelsbanken AB (Sweden),
Sr. Non-Preferred Notes, 144A
5.500%	06/15/28	1,175	1,204,114
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.298%	01/30/32	1,745	1,773,259
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	3,461	3,391,598
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	821	839,108
5.836%(ff)	06/12/34	1,704	1,759,479
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,350	1,364,013
7.500%	02/15/28	2,517	2,707,811
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	390	423,150
9.250%(ff)	11/13/33(oo)	790	900,600
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,750	1,701,875
5.617%(ff)	09/13/30	1,570	1,609,747
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27	544	525,079
3.127%(ff)	06/03/32	3,673	3,265,442
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	804	780,755
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35(a)	5,906	5,861,905
5.244%(ff)	01/24/31	3,440	3,496,876
5.389%(ff)	04/24/34	2,380	2,395,730
5.499%(ff)	01/23/35(a)	1,364	1,381,775
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,921	1,832,795
3.584%(ff)	05/22/28	1,204	1,178,507
4.808%(ff)	07/25/28	1,163	1,166,721
5.557%(ff)	07/25/34	2,835	2,882,184
5.574%(ff)	07/25/29	3,073	3,155,509
5.707%(ff)	04/22/28	3,002	3,066,956
			351,000,563
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,690	2,580,550
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	985	944,923
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.300%	05/13/54	212	$207,485
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51	636	429,142
Pepsico Singapore Financing I Pte Ltd.,
Gtd. Notes
4.700%	02/16/34	2,305	2,260,488
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,184	980,805
			7,403,393
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	2,155	1,945,905
3.150%	02/21/40	2,473	1,889,202
4.200%	02/22/52	1,462	1,148,837
4.663%	06/15/51	355	303,237
4.875%	03/01/53	2,598	2,270,323
5.750%	03/02/63	1,722	1,677,706
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	8,530	7,525,431
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,560	1,111,161
2.800%	10/01/50	2,543	1,590,436
4.600%	09/01/35	1,320	1,273,449
5.250%	10/15/33(a)	2,764	2,823,744
5.500%	11/15/54	270	266,969
			23,826,400
Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	328	285,918
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/30	2,715	2,713,081
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	1,263	1,037,853
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	1,750	1,804,563
LYB International Finance III LLC,
Gtd. Notes
3.625%	04/01/51(a)	1,158	776,524
			6,617,939

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.4%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.750%	01/30/30	270	$256,669
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	451	408,854
3.200%	08/15/29	7,818	7,321,783
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.250%	08/09/34	3,704	3,654,588
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	503	343,541
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	843	666,562
			12,651,997
Computers — 0.5%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31	1,351	1,325,911
4.500%	10/04/34	1,338	1,291,540
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	08/05/51	2,618	1,647,124
2.800%	02/08/61	928	557,870
2.950%	09/11/49	1,135	766,167
Dell International LLC/EMC Corp.,
Gtd. Notes
5.000%	04/01/30	400	401,464
5.500%	04/01/35	3,040	3,041,755
IBM International Capital Pte Ltd.,
Gtd. Notes
4.750%	02/05/31	1,691	1,691,326
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,211,469
4.375%	05/15/30	5,065	4,915,822
5.400%	03/15/32	1,505	1,515,330
			18,365,778
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes
5.200%	03/22/63	855	795,607
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	1,582	1,486,469
3.300%	01/30/32	2,908	2,565,353
4.625%	09/10/29	360	355,728
6.100%	01/15/27	750	766,358
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.150%	01/15/30	4,505	4,464,230
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
5.750%	11/15/29	415	$422,678
6.375%	05/04/28	945	977,943
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	8,137	7,652,848
			18,691,607
Electric — 4.8%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	1,759	1,788,393
Alliant Energy Finance LLC,
Gtd. Notes, 144A
5.950%	03/30/29(a)	2,953	3,058,243
Ameren Corp.,
Sr. Unsec’d. Notes
5.375%	03/15/35	3,305	3,297,115
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.650%	06/01/54	1,860	1,826,142
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	812	677,998
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	1,500	1,439,325
CMS Energy Corp.,
Jr. Sub. Notes
6.500%(ff)	06/01/55	1,310	1,280,789
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	1,114	763,090
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	522	504,373
Consumers Energy Co.,
First Mortgage
3.950%	05/15/43	1,307	1,076,111
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B
7.000%(ff)	06/01/54	1,219	1,284,306
Sr. Unsec’d. Notes
4.700%	12/01/44	759	652,240
5.450%	03/15/35	784	784,001
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	1,404	1,266,519
DTE Energy Co.,
Sr. Unsec’d. Notes
5.200%	04/01/30	3,950	4,000,476
5.850%	06/01/34	2,024	2,091,318
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42	467	383,161
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	2,008	1,225,484
5.250%	03/01/34	2,941	2,971,855

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.400%	04/01/53	172	$163,423
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	265	268,769
5.550%	03/15/54	993	961,960
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	328	206,591
4.375%	03/30/44	313	268,260
5.050%	03/15/35	2,212	2,200,229
5.250%	03/15/33	539	548,122
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	286	278,457
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	1,943	1,758,095
Sr. Unsec’d. Notes
5.250%	03/15/32(a)	1,024	976,146
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
6.900%	05/23/53(a)	1,438	1,546,507
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	1,797	1,550,720
3.550%	06/15/26	574	565,459
4.750%	06/15/46	1,475	1,209,093
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41	800	545,226
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	4,387	4,031,170
2.500%	07/12/31	1,382	1,184,592
3.500%	04/06/28	770	741,860
5.125%	06/26/29	2,057	2,077,409
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	1,235	1,255,878
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54	777	772,882
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54	3,384	3,437,217
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	522	440,390
2.900%	03/15/51	366	226,226
5.700%	03/15/54	1,152	1,136,910
5.800%	03/15/55	1,430	1,423,433
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	418	290,855
5.800%	04/15/55	1,800	1,790,103
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	326	$312,178
3.450%	12/01/27	32	30,964
5.550%	09/15/54	380	364,647
Exelon Corp.,
Jr. Sub. Notes
6.500%(ff)	03/15/55	1,785	1,776,127
Sr. Unsec’d. Notes
5.875%	03/15/55	1,308	1,304,559
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	4,227	4,095,831
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	638	544,694
Florida Power & Light Co.,
First Mortgage
5.700%	03/15/55	1,603	1,637,086
5.800%	03/15/65	377	385,894
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	454	443,790
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,128	4,679,612
5.400%	06/01/33	2,351	2,364,533
5.650%	05/09/34	786	800,177
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	4,473	3,863,672
5.100%	01/15/35	406	401,265
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	661	550,201
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,123	1,097,724
5.400%	12/15/43	1,117	1,083,724
Nevada Power Co.,
Jr. Sub. Notes
6.250%(ff)	05/15/55	2,770	2,751,194
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.900%	03/15/55	2,205	2,202,041
6.750%(ff)	06/15/54	1,219	1,247,169
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	530	521,640
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,560	2,482,884
7.000%	03/15/33	1,327	1,432,751
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	964	597,017

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	442	$380,051
4.400%	03/01/32	1,151	1,075,125
4.450%	04/15/42	547	447,718
4.500%	07/01/40	1,507	1,279,119
4.550%	07/01/30	1,191	1,150,761
4.600%	06/15/43	683	561,418
5.550%	05/15/29	1,896	1,921,469
5.700%	03/01/35	1,509	1,509,573
6.100%	01/15/29	1,157	1,195,501
6.150%	01/15/33	518	533,228
6.400%	06/15/33	2,681	2,801,591
Sr. Sec’d. Notes
3.250%	06/01/31	1,925	1,713,590
PacifiCorp,
First Mortgage
2.900%	06/15/52	963	577,864
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	1,040	1,094,774
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	980	615,875
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	1,563	1,540,748
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	1,887	1,565,237
First Mortgage, Series 36
2.700%	01/15/51	378	224,457
First Mortgage, Series 39
4.500%	06/01/52	408	338,073
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35	1,241	1,225,636
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	262	138,910
2.700%	05/01/50	230	141,986
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	538	499,856
Sr. Sec’d. Notes, 144A
5.725%	03/15/35	3,435	3,429,118
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
5.638%	04/15/41	1,183	1,170,191
5.685%	06/15/54	432	427,605
San Diego Gas & Electric Co.,
First Mortgage
4.950%	08/15/28	945	958,051
5.350%	04/01/53	4,715	4,418,566
5.400%	04/15/35	2,620	2,640,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra,
Jr. Sub. Notes
6.875%(ff)	10/01/54	1,183	$1,175,637
Sr. Unsec’d. Notes
5.400%	08/01/26	1,823	1,837,168
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34	4,786	4,668,054
5.250%	03/15/30	1,173	1,179,681
5.450%	03/01/35(a)	274	271,577
5.700%	03/01/53	265	247,514
5.850%	11/01/27	751	769,265
5.875%	12/01/53	1,956	1,874,220
5.900%	03/01/55	320	307,851
First Mortgage, Series A
4.200%	03/01/29(a)	1,538	1,494,919
First Ref. Mortgage, Series B
3.650%	03/01/28	1,189	1,150,788
First Ref. Mortgage, Series C
3.600%	02/01/45	428	305,528
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	574	537,312
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,493	2,186,932
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	217	166,307
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	445	374,644
Union Electric Co.,
First Mortgage
2.150%	03/15/32	834	698,821
3.900%	04/01/52	208	158,581
5.200%	04/01/34	1,068	1,076,532
5.250%	04/15/35	1,715	1,728,913
5.250%	01/15/54	1,033	967,071
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,042	1,153,073
5.700%	08/15/53(a)	852	840,291
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
5.700%	12/30/34	1,221	1,213,930
6.000%	04/15/34	1,337	1,357,499
6.950%	10/15/33	1,500	1,613,891
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
5.600%	04/15/35	1,440	1,447,184
			165,578,032
Entertainment — 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	1,514	1,426,121

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
4.279%	03/15/32	2,232	$1,966,833
			3,392,954
Environmental Control — 0.3%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	6,175	6,360,250
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.150%	03/15/35	890	895,246
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28(a)	1,227	1,256,467
			8,511,963
Foods — 0.7%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	2,945	2,909,248
6.050%	01/15/29	837	865,876
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	600	515,412
4.375%	02/02/52	231	178,634
7.250%	11/15/53	781	877,883
Kroger Co. (The),
Sr. Unsec’d. Notes
5.650%	09/15/64	1,987	1,873,735
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	630	542,547
Sr. Unsec’d. Notes, 144A
4.450%	03/01/27	4,860	4,870,473
4.600%	03/01/28	3,195	3,208,017
5.000%	03/01/32	1,110	1,115,004
5.200%	03/01/35	1,600	1,608,070
5.650%	05/01/45	1,066	1,068,311
5.700%	05/01/55	2,565	2,560,749
5.800%	05/01/65	1,036	1,037,807
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	2,615	2,327,843
			25,559,609
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	430	398,188
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	1,232	1,252,556
Sr. Unsec’d. Notes
5.800%	02/01/42	183	180,153
5.950%	06/15/41	1,117	1,132,733
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	1,810	$1,867,583
Gtd. Notes, Series 20-A
1.750%	01/15/31	559	470,964
Gtd. Notes, Series 21A
3.150%	09/30/51	1,363	863,265
			6,165,442
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28	2,251	2,306,597
6.400%	04/15/33(a)	549	569,499
			2,876,096
Healthcare-Products — 0.7%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28	2,605	2,393,165
2.539%	02/01/32(a)	7,117	6,099,351
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29	4,972	5,071,736
5.450%	03/13/31	2,948	3,005,266
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/34	3,453	3,436,910
5.500%	02/19/35	2,162	2,198,892
			22,205,320
Healthcare-Services — 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/44	883	749,732
6.750%	12/15/37	993	1,068,390
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	779	705,388
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	271	232,768
Cigna Group (The),
Sr. Unsec’d. Notes
5.600%	02/15/54(a)	1,766	1,682,934
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	235	206,674
6.100%	10/15/52	1,660	1,697,549
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	3,517	3,415,609
4.500%	02/15/27	1,593	1,587,717
4.625%	03/15/52	3,792	3,010,515
5.200%	06/01/28	2,093	2,117,768
5.450%	09/15/34	1,007	996,858

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.500%	03/01/32	1,480	$1,492,728
5.625%	09/01/28	1,761	1,801,225
5.875%	02/01/29	2,525	2,602,791
5.950%	09/15/54	1,129	1,082,953
6.000%	04/01/54(a)	1,272	1,231,099
6.200%	03/01/55(a)	1,335	1,324,945
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	701	521,380
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	237	165,022
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	804	699,407
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	980	818,533
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/27	459	461,562
5.000%	12/15/34	2,521	2,479,151
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28	1,651	1,703,469
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	194	182,065
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,427	1,750,205
2.900%	05/15/50	522	328,325
3.050%	05/15/41	358	263,509
3.250%	05/15/51	510	340,668
3.500%	08/15/39	743	604,259
5.375%	04/15/54	729	690,506
5.625%	07/15/54	1,365	1,339,621
6.050%	02/15/63	618	636,160
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	608	392,958
			40,384,443
Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43(a)	1,634	1,599,456
Insurance — 0.4%
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	449	345,809
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	745	734,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	427	$419,267
Met Tower Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.250%	04/12/29	2,274	2,327,332
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27	1,413	1,412,472
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	525	482,913
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,539	2,544,893
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	254,544
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	773	649,338
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	822	696,877
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	537	395,204
4.450%	05/15/69	202	157,240
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	598	456,711
6.063%	03/30/40	538	565,441
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	751	501,822
6.850%	12/16/39	2,168	2,460,411
			14,404,309
Internet — 0.6%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	905	604,446
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	665	403,448
2.700%	06/03/60	291	168,878
3.100%	05/12/51	514	349,231
3.600%	04/13/32	1,158	1,090,904
3.875%	08/22/37	2,396	2,156,017
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	2,448	2,083,989
5.400%	08/15/54	2,614	2,561,635
5.550%	08/15/64	848	834,198
5.600%	05/15/53	954	961,413
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28(a)	929	942,177

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	2,826	$2,915,976
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29	2,326	2,285,839
Sr. Unsec’d. Notes
4.300%	01/15/30	1,956	1,923,255
5.350%	09/15/54	362	338,841
			19,620,247
Investment Companies — 0.0%
CFAMC II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	337,790
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.100%	04/15/32	810	805,972
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.850%	06/11/29(a)	1,219	1,238,328
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,231	1,108,041
3.500%	06/01/41	3,598	2,493,705
3.500%	03/01/42	2,279	1,558,252
3.700%	04/01/51	1,721	1,084,764
4.800%	03/01/50	1,316	991,684
4.908%	07/23/25	453	452,843
6.384%	10/23/35	121	122,373
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,678	1,440,151
2.650%	02/01/30(a)	4,658	4,263,904
2.800%	01/15/51	701	422,558
2.887%	11/01/51	4,521	2,753,099
2.937%	11/01/56	6,629	3,892,722
3.750%	04/01/40	1,717	1,408,177
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	746	566,775
5.875%	11/15/40	1,643	1,503,790
6.550%	05/01/37	883	874,728
			24,937,566
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	176,966
5.750%	04/05/34	800	808,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	$245,639
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	1,690	1,587,252
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.186%	04/01/30	780	784,771
5.400%	05/08/28	1,501	1,525,016
5.673%	04/01/35	3,330	3,333,080
6.375%	10/06/30	1,257	1,330,959
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	336	315,204
			10,107,679
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	1,900	1,628,257
Oil & Gas — 1.6%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,726	1,694,678
BG Energy Capital PLC,
Gtd. Notes, 144A
5.125%	10/15/41	1,300	1,228,973
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,413	1,411,465
ConocoPhillips Co.,
Gtd. Notes
5.000%	01/15/35	500	494,958
5.550%	03/15/54(a)	883	855,489
5.700%	09/15/63	1,576	1,529,130
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/35	1,236	1,217,121
5.900%	02/15/55	2,622	2,490,327
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54	2,548	2,398,878
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	2,110	2,030,037
5.950%	05/15/54	2,089	2,051,409
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	4,241	4,016,473
5.375%	02/01/29	202	201,276
5.375%	03/15/30	2,545	2,529,068
Gtd. Notes, 144A
5.875%	02/01/29	1,617	1,617,632
6.750%	04/15/29	3,112	3,150,475

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	1,936	$1,729,957
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	1,881	1,886,480
6.000%	01/15/40	2,925	3,100,383
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	512	429,493
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29	376	350,152
4.625%	06/15/45	1,466	1,112,280
5.375%	01/01/32	362	356,811
6.125%	01/01/31	1,665	1,713,120
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33	724	748,459
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	2,597	2,529,218
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,790	2,427,568
2.150%	01/15/31	3,236	2,821,153
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,619	1,470,973
6.875%	09/19/33	525	563,592
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,456	1,058,817
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	344	322,893
5.488%	04/05/54	1,326	1,280,372
5.638%	04/05/64	1,581	1,545,227
			54,364,337
Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.,
Gtd. Notes, 144A
5.100%	03/17/30	1,110	1,120,028
5.500%	03/17/35	1,770	1,776,464
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34	2,032	2,058,139
5.800%	06/15/31	1,528	1,593,636
Sonoco Products Co.,
Sr. Unsec’d. Notes
4.600%	09/01/29	1,404	1,383,943
5.000%	09/01/34	2,265	2,170,610
			10,102,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	750	$657,989
4.250%	11/21/49	4,227	3,504,309
4.400%	11/06/42	534	471,578
4.625%	10/01/42	1,113	1,010,149
4.800%	03/15/29	4,150	4,202,030
5.500%	03/15/64	1,015	998,584
5.600%	03/15/55	540	544,955
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	669	455,864
3.700%	03/15/52	300	220,982
3.900%	03/15/62	768	555,040
5.200%	02/22/34	418	425,250
5.550%	02/22/54	2,945	2,901,993
5.650%	02/22/64	2,110	2,067,763
6.250%	11/15/53	2,308	2,485,111
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/54	555	542,037
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	4,395	3,911,153
2.800%	05/15/30	1,949	1,783,109
4.850%	12/15/29	322	323,606
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	271	252,990
4.780%	03/25/38	2,514	2,260,656
5.875%	06/01/53	2,309	2,179,432
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	355	338,567
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.150%	05/17/63	340	316,392
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	651	642,004
5.340%	05/19/63	3,479	3,227,992
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.650%	07/05/44	329	327,173
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,452	3,034,112
4.700%	02/01/43	1,060	961,290
			40,602,110
Pipelines — 2.5%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	1,267	1,209,117

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	2,390	$2,101,904
4.500%	10/01/29	5,647	5,503,048
5.750%	08/15/34	1,276	1,294,947
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,446	1,430,740
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	354	366,134
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.439%	02/15/35	1,990	1,967,557
5.927%	08/15/30	455	473,119
6.036%	11/15/33	828	855,176
DT Midstream, Inc.,
Gtd. Notes, 144A
4.125%	06/15/29	1,126	1,060,261
4.375%	06/15/31	1,435	1,321,960
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
5.650%	10/15/54	1,439	1,386,563
5.800%	01/15/35	1,050	1,083,834
Energy Transfer LP,
Gtd. Notes, 144A
5.625%	05/01/27	1,205	1,204,898
6.000%	02/01/29	3,643	3,703,449
7.375%	02/01/31	4,216	4,427,214
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	1,898	1,898,729
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,648	1,666,789
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,400	1,400,869
Sr. Unsec’d. Notes
5.700%	04/01/35	1,490	1,500,654
5.750%	02/15/33	1,227	1,255,443
6.400%	12/01/30	936	997,708
6.550%	12/01/33	728	778,751
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	515	511,751
Enterprise Products Operating LLC,
Gtd. Notes
5.550%	02/16/55	220	213,744
Gtd. Notes, Series H
6.650%	10/15/34	1,382	1,531,722
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/31	3,570	3,428,538
6.375%	04/01/29	2,035	2,076,472
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	374	352,285
5.500%	10/15/30	4,940	4,848,750
6.500%	06/01/29	1,005	1,024,589
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	662	$562,056
5.000%	08/15/42	1,011	900,432
6.375%	03/01/41	1,130	1,164,252
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
5.400%	02/01/34	5	4,992
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	4,057	4,016,546
MPLX LP,
Sr. Unsec’d. Notes
5.500%	06/01/34	1,298	1,293,566
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	858	855,712
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	442	295,082
4.300%	01/15/49	318	255,237
ONEOK, Inc.,
Gtd. Notes
5.050%	04/01/45	542	469,686
5.375%	06/01/29	543	551,957
5.600%	04/01/44	1,895	1,766,754
6.100%	11/15/32	270	283,010
6.625%	09/01/53	1,766	1,847,562
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	2,728	2,697,482
4.500%	05/15/30	1,430	1,402,895
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes, 144A
4.911%	09/01/27	848	848,347
5.026%	10/01/29	2,389	2,367,327
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
6.100%	06/01/40	574	588,307
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	1,060	1,052,050
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.800%	11/15/29	2,712	2,718,905
5.300%	08/15/28	3,391	3,464,363
6.000%	03/15/55	2,253	2,270,258
			84,553,493
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.550%	03/15/52	1,183	807,607
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,357	1,314,434

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.200%	02/15/29	2,424	$2,462,471
5.450%	02/15/34	1,325	1,344,738
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	553	479,054
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.650%	09/01/27	1,709	1,665,105
4.300%	02/15/29	883	862,825
5.000%	01/11/28	784	787,140
5.600%	06/01/29	2,163	2,210,266
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
5.500%	06/15/34	2,402	2,446,742
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	1,101	1,013,541
Extra Space Storage LP,
Gtd. Notes
5.500%	07/01/30	1,352	1,386,011
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35	790	786,957
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	505	304,642
3.100%	04/15/50	1,546	967,744
3.500%	04/15/51	1,050	705,456
Realty Income Corp.,
Sr. Unsec’d. Notes
5.375%	09/01/54	380	362,354
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,116	1,039,009
3.700%	06/15/30	879	833,763
UDR, Inc.,
Gtd. Notes
5.125%	09/01/34	2,057	2,017,548
Gtd. Notes, MTN
4.400%	01/26/29	1,506	1,490,226
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	3,731	3,428,359
4.000%	03/01/28	318	312,379
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,368	2,053,316
2.450%	02/01/32	343	287,953
			31,369,640
Retail — 0.2%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,426	811,506
3.300%	04/15/40	501	396,757
3.350%	04/15/50	547	385,147
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
4.850%	06/25/31	1,484	$1,504,264
5.300%	06/25/54	477	459,941
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	1,024	708,286
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	720	524,966
3.700%	02/15/42	570	450,924
			5,241,791
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Preferred Notes, 144A
5.127%	07/29/29	2,517	2,543,263
Semiconductors — 0.7%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
4.393%	06/01/52(a)	927	785,766
Broadcom, Inc.,
Gtd. Notes, 144A
3.750%	02/15/51	502	375,058
Sr. Unsec’d. Notes
4.550%	02/15/32	450	438,918
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	6,259	5,189,235
3.419%	04/15/33	1,003	893,312
3.469%	04/15/34	1,820	1,602,095
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	905	919,361
6.150%	01/25/32	375	389,249
KLA Corp.,
Sr. Unsec’d. Notes
4.950%	07/15/52(a)	689	630,404
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31	1,745	1,557,914
Sr. Unsec’d. Notes
5.750%	02/15/29	3,006	3,098,806
5.950%	09/15/33	1,280	1,335,161
Microchip Technology, Inc.,
Gtd. Notes
5.050%	02/15/30	1,430	1,427,511
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.000%	03/14/53	404	376,464
5.050%	05/18/63	990	905,976
5.150%	02/08/54(a)	1,704	1,616,254
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	983	885,632
			22,427,116

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.8%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.700%	09/10/34	3,337	$3,256,093
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	1,233	1,047,920
2.950%	02/15/51	1,303	826,239
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,633	1,016,318
2.525%	06/01/50	1,205	755,960
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	774	608,244
3.600%	04/01/50	3,756	2,602,978
3.950%	03/25/51	314	230,506
4.375%	05/15/55	1,205	935,178
5.375%	09/27/54	940	854,843
6.000%	08/03/55	2,225	2,219,787
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	4,229	3,934,037
4.500%	10/15/29	795	789,220
4.750%	02/15/32	530	524,055
Salesforce, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	1,530	1,090,886
Synopsys, Inc.,
Sr. Unsec’d. Notes
4.850%	04/01/30	1,570	1,580,413
5.150%	04/01/35	874	878,437
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.950%	03/28/28	377	380,585
5.400%	06/12/29	327	334,931
5.600%	06/12/34	3,726	3,803,003
			27,669,633
Telecommunications — 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	3,750	3,075,605
3.500%	06/01/41	2,681	2,066,375
3.500%	09/15/53(a)	512	349,042
3.550%	09/15/55	3,942	2,667,770
3.650%	09/15/59	1,063	716,720
3.800%	12/01/57	2,826	1,982,777
5.400%	02/15/34	938	952,580
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	2,186	1,979,334
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,351	1,442,360
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	2,649	$2,455,613
3.300%	02/15/51	2,005	1,337,884
3.875%	04/15/30	3,130	2,999,597
5.125%	05/15/32	1,947	1,959,407
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	1,905	2,048,249
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	1,325	1,127,230
1.750%	01/20/31	5,024	4,244,894
4.016%	12/03/29	5,974	5,812,438
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.750%	06/28/54	623	593,760
			37,811,635
Transportation — 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	362	287,517
4.150%	04/01/45	374	311,160
5.200%	04/15/54(a)	2,542	2,417,823
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30(a)	1,199	1,059,928
3.100%	12/02/51(a)	1,760	1,138,322
4.700%	05/01/48	1,285	1,123,043
4.950%	08/15/45	285	260,795
5.950%	05/15/37	330	345,639
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51(a)	2,134	1,240,679
FedEx Corp.,
Gtd. Notes, 144A
3.250%	05/15/41	347	246,591
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	439	286,206
3.950%	10/01/42	517	421,070
5.950%	03/15/64	1,501	1,542,118
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.891%	04/06/36	2,238	1,830,855
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,253	1,036,794
			13,548,540

Total Corporate Bonds (cost $1,203,319,839)			1,215,101,353

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.0%
California — 0.0%
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	$17,181
2.199%	05/01/31	201	173,936
			191,117
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	102	109,697
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	342	359,186
			468,883
New York — 0.0%
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	352,734

Total Municipal Bonds (cost $1,002,053)			1,012,734
Residential Mortgage-Backed Securities — 2.2%
Fannie Mae Interest Strips,
Series 369, Class 12, IO
5.500%(cc)	05/25/36	69	11,934
Series 383, Class 60, IO
6.500%	10/25/37	29	5,381
Series 417, Class C11, IO
2.500%	02/25/28	520	14,372
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
4.183%(c)	07/25/35	19	21,686
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	7	7,410
Series 2006-044, Class P, PO
2.597%(s)	12/25/33	14	12,129
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
2.136%(c)	04/25/36	83	7,531
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	25	26,098
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.296%(c)	06/25/37	90	8,147
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
1.946%(c)	11/25/37	162	12,401
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
1.996%(c)	12/25/37	158	16,873
Series 2008-85, Class EB
5.000%	09/25/28	6	5,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.546%(c)	03/25/38	69	$2,857
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.796%(c)	01/25/40	148	14,728
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.796%(c)	01/25/40	97	8,603
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
1.966%(c)	04/25/40	41	2,536
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
3.752%(c)	03/25/40	22	21,315
Series 2013-13, Class IK, IO
2.500%	03/25/28	166	4,101
Series 2021-86, Class T
2.500%	09/25/48	14,635	12,891,090
Series 2022-88, Class BV
5.500%	11/25/33	2,788	2,855,911
Series 2024-14, Class CA
5.000%	01/25/46	5,872	5,968,520
Series 2024-67, Class FA, 30 Day Average SOFR + 1.170% (Cap 6.500%, Floor 1.170%)
5.510%(c)	09/25/54	9,217	9,204,580
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.230%(s)	05/25/44	153	112,560
Series 2004-W12, Class 1PO, PO
1.297%(s)	07/25/44	103	87,139
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
1.946%(s)	02/25/44	156	115,370
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	8	8,848
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
16.490%(c)	03/15/32	3	3,483
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
5.374%(c)	02/15/35	28	27,619
Series 2990, Class SR, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
2.187%(c)	03/15/35	28	198
Series 3126, Class AO, PO
1.930%(s)	03/15/36	13	11,303
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.787%(c)	08/15/36	75	5,107
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
2.737%(c)	09/15/26	18	417

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3237, Class BO, PO
2.776%(s)	11/15/36	141	$119,121
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
7.213%(c)	04/15/37	8	7,917
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
6.673%(c)	04/15/37	7	6,920
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.537%(c)	11/15/37	15	999
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
1.877%(c)	12/15/39	176	10,820
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.537%(c)	10/15/40	46	3,859
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	50	48,200
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	62	61,980
Series 4030, Class IL, IO
3.500%	04/15/27	56	713
Series 5195, Class CA
2.500%	12/25/47	14,780	13,125,965
Series 5470, Class FG, 30 Day Average SOFR + 1.200% (Cap 6.500%, Floor 1.200%)
5.540%(c)	11/25/54	12,325	12,315,948
Series 5472, Class FE, 30 Day Average SOFR + 1.350% (Cap 6.500%, Floor 1.350%)
5.690%(c)	11/25/54	12,219	12,270,658
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	182	5,159
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	505	502,504
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.666%(c)	09/20/34	53	1,232
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
2.066%(c)	06/20/36	114	3,523
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
2.216%(c)	04/20/37	128	5,528
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
2.076%(c)	05/20/37	321	17,463
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
2.056%(c)	10/20/37	217	3,697
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
2.306%(c)	08/20/38	165	$8,159
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
3.116%(c)	09/20/38	84	3,462
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
2.366%(c)	05/20/37	216	11,062
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	433	3,531
Series 2009-065, Class LB
6.000%	07/16/39	15	15,336
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.566%(c)	02/20/38	162	5,535
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.316%(c)	06/20/37	103	5,320
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	695	2,467
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.666%(c)	11/20/34	101	2,988
Series 2010-085, Class ID, IO
6.000%	09/20/39	70	5,738
Series 2010-157, Class OP, PO
1.694%(s)	12/20/40	111	94,489
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
4.853%(c)	04/20/60	—(r)	458
Series 2013-184, Class KZ
2.500%	12/20/43	884	671,899
Series 2013-H04, Class BA
1.650%	02/20/63	3	2,463
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
4.837%(c)	02/20/62	5	4,663
Series 2025-1, Class GC
3.500%	10/20/51	5,730	5,432,566

Total Residential Mortgage-Backed Securities (cost $75,308,439)			76,278,469
Sovereign Bonds — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27(a)	260	254,556
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50(a)	200	135,990
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 10Y
5.625%	02/19/35	4,355	4,332,789

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.771%	05/24/61	924	$539,616
4.280%	08/14/41	2,969	2,253,471
6.000%	05/07/36	3,717	3,596,198
6.338%	05/04/53	2,406	2,189,460
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566	305,074
4.500%	04/01/56	200	122,175
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	733	495,992

Total Sovereign Bonds (cost $14,847,721)			14,225,321
U.S. Government Agency Obligations — 37.1%
Federal Farm Credit Bank
0.680%	08/26/26	5,000	4,761,228
1.680%	09/17/35	12,090	8,961,385
2.100%	02/25/36	6,800	5,169,097
2.350%	03/10/36	6,390	4,989,028
2.500%	04/14/36	4,000	3,162,434
2.750%	02/02/37	7,490	6,008,002
3.360%	02/23/37	20,000	17,152,345
Federal Home Loan Bank
1.750%	04/23/30	658	581,299
1.830%	03/11/30	756	672,966
1.930%	02/11/36	12,980	9,704,629
2.090%	02/22/36	10,795	8,295,023
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	965	813,570
2.500%	08/01/50	2,510	2,122,214
2.500%	02/01/51	927	780,458
2.500%	02/01/51	1,912	1,617,583
2.500%	03/01/51	4,918	4,159,757
2.500%	09/01/51	3,694	3,103,343
2.500%	10/01/51	6,768	5,712,715
2.500%	12/01/51	383	322,794
2.500%	01/01/52	4,144	3,467,353
2.500%	01/01/52	21,311	17,946,136
2.500%	01/01/52	21,567	18,216,462
2.500%	03/01/52	6,388	5,319,718
2.500%	04/01/52	38,831	32,324,194
2.500%	05/01/52	17,575	14,641,072
3.000%	05/01/42	26	23,422
3.000%	05/01/42	592	535,070
3.000%	07/01/42	5	4,116
3.000%	08/01/42	6	5,087
3.000%	08/01/42	7	6,659
3.000%	08/01/42	36	32,268
3.000%	10/01/42	6	5,571
3.000%	10/01/42	22	19,747
3.000%	12/01/42	7	5,867
3.000%	01/01/43	46	41,696
3.000%	02/01/43	55	49,180
3.000%	02/01/43	156	140,083
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/43	351	$315,865
3.000%	03/01/43	364	328,616
3.000%	06/01/43	391	351,500
3.000%	02/01/47	1,990	1,768,944
3.000%	09/01/49	2,503	2,215,212
3.000%	07/01/50	784	687,399
3.000%	08/01/50	37,569	33,261,570
3.000%	12/01/50	3,302	2,915,287
3.000%	11/01/51	7,442	6,490,867
3.000%	02/01/52	18,494	16,129,332
3.000%	03/01/52	1,885	1,648,689
3.000%	03/01/52	8,718	7,666,892
3.000%	03/01/52	19,497	17,185,857
3.000%	06/01/52	33,947	29,661,594
3.500%	03/01/32	177	172,946
3.500%	11/01/48	5,084	4,712,175
3.500%	02/01/49	186	170,809
3.500%	06/01/49	17,673	16,258,750
3.500%	07/01/50	1,424	1,300,961
3.500%	04/01/52	12,425	11,363,865
3.500%	07/01/52	51,171	46,221,499
4.000%	02/01/26	6	6,268
4.000%	01/01/32	122	121,268
4.000%	02/01/41	4	3,976
4.000%	02/01/41	8	7,821
4.000%	10/01/42	143	136,889
4.000%	08/01/47	6,348	5,993,730
4.000%	05/01/48	517	486,740
4.000%	07/01/48	437	412,294
4.500%	08/01/30	45	44,701
4.500%	09/01/50	155	150,453
4.500%	09/01/52	45,626	43,718,972
5.000%	06/01/30	33	33,269
5.000%	04/01/33	7	6,558
5.000%	08/01/33	—(r)	448
5.000%	08/01/33	75	75,381
5.000%	09/01/33	—(r)	166
5.000%	09/01/33	1	1,222
5.000%	10/01/33	—(r)	248
5.000%	04/01/34	—(r)	318
5.000%	11/01/34	2	1,884
5.000%	12/01/34	23	23,518
5.000%	12/01/34	48	47,987
5.000%	07/01/35	—(r)	327
5.000%	11/01/35	—(r)	3
5.000%	04/01/37	56	56,145
5.000%	01/01/39	14	14,313
5.000%	04/01/39	76	76,288
5.000%	07/01/39	6	6,416
5.000%	10/01/40	197	198,693
5.000%	03/01/49	31	30,572
5.000%	03/01/49	276	276,560
5.000%	11/01/49	403	400,775
5.000%	07/01/52	11,212	11,026,643
5.000%	09/01/52	28,836	28,352,397
5.000%	11/01/53	5,723	5,621,103
5.000%	12/01/53	20,655	20,287,015

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	04/01/27	6	$5,863
5.500%	01/01/33	17	17,222
5.500%	06/01/35	117	120,189
5.500%	01/01/53	7,790	7,796,152
5.500%	07/01/53	14,355	14,366,095
5.500%	10/01/54	17,565	17,678,258
5.500%	11/01/54	14,414	14,399,307
6.000%	01/01/53	12,720	12,922,077
6.000%	06/01/53	3,822	3,883,690
6.000%	07/01/53	3,726	3,785,983
6.000%	08/01/53	16,512	17,006,217
6.000%	10/01/53	37,387	38,530,560
6.000%	11/01/53	8,105	8,270,660
6.000%	07/01/54	37,613	38,577,788
6.000%	10/01/54	10,165	10,392,952
6.500%	08/01/27	13	13,211
6.500%	01/01/29	4	4,525
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.709%, Floor 2.135%)
7.167%(c)	10/01/36	13	12,992
Federal National Mortgage Assoc.
2.500%	08/01/50	893	753,595
2.500%	09/01/50	3,087	2,618,604
2.500%	09/01/50	9,790	8,280,209
2.500%	03/01/51	441	371,235
2.500%	07/01/51	3,719	3,121,487
2.500%	10/01/51	20,617	17,221,887
2.500%	11/01/51	18,048	15,167,539
2.500%	04/01/52	2,518	2,118,074
2.500%	05/01/52	4,029	3,406,369
3.000%	11/01/42	9	7,913
3.000%	12/01/42	8	7,384
3.000%	12/01/42	8	7,428
3.000%	12/01/42	13	12,026
3.000%	12/01/42	20	18,230
3.000%	12/01/42	22	20,110
3.000%	12/01/42	25	22,963
3.000%	12/01/42	86	78,189
3.000%	12/01/42	316	283,910
3.000%	01/01/43	3	2,776
3.000%	01/01/43	4	3,790
3.000%	01/01/43	5	4,435
3.000%	01/01/43	6	5,004
3.000%	01/01/43	6	5,515
3.000%	01/01/43	8	7,107
3.000%	01/01/43	10	8,977
3.000%	01/01/43	12	10,829
3.000%	01/01/43	15	13,633
3.000%	01/01/43	15	13,852
3.000%	01/01/43	21	19,307
3.000%	01/01/43	27	24,453
3.000%	01/01/43	37	33,759
3.000%	01/01/43	74	67,093
3.000%	03/01/43	9	7,825
3.000%	03/01/43	11	9,495
3.000%	03/01/43	70	63,950
3.000%	03/01/43	188	169,007
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/43	590	$530,775
3.000%	04/01/43	19	17,531
3.000%	04/01/43	31	27,515
3.000%	04/01/43	48	43,396
3.000%	04/01/43	85	76,169
3.000%	04/01/43	95	85,265
3.000%	04/01/43	105	94,052
3.000%	04/01/43	731	657,843
3.000%	05/01/43	33	29,924
3.000%	05/01/43	40	36,543
3.000%	05/01/43	98	88,281
3.000%	05/01/43	178	160,254
3.000%	05/01/43	185	166,821
3.000%	05/01/43	362	325,470
3.000%	03/01/44	411	366,857
3.000%	10/01/49	540	478,244
3.000%	03/01/50	10,840	9,528,234
3.000%	05/01/50	398	354,346
3.000%	07/01/50	367	320,339
3.000%	07/01/50	2,754	2,438,563
3.000%	08/01/50	781	681,368
3.000%	04/01/51	6,408	5,602,961
3.000%	07/01/51	21,279	18,604,823
3.000%	08/01/51	197	172,576
3.000%	08/01/51	4,402	3,848,473
3.000%	08/01/51	12,082	10,679,369
3.000%	10/01/51	33,007	28,859,191
3.000%	11/01/51	5,763	5,056,816
3.000%	01/01/52	6,207	5,398,073
3.000%	03/01/52	2,354	2,060,682
3.000%	03/01/52	4,869	4,258,693
3.000%	03/01/52	6,404	5,608,494
3.000%	04/01/52	40,239	35,238,811
3.000%	05/01/52	4,450	3,863,230
3.000%	05/01/52	7,822	6,823,670
3.000%	07/01/52	4,839	4,237,749
3.000%	07/01/52	20,377	17,669,748
3.500%	08/01/32	133	129,031
3.500%	10/01/32	421	409,986
3.500%	04/01/33	56	54,256
3.500%	04/01/33	158	153,173
3.500%	05/01/33	201	195,424
3.500%	07/01/42	398	370,457
3.500%	09/01/42	194	180,487
3.500%	10/01/42	192	178,513
3.500%	01/01/43	245	228,052
3.500%	07/01/43	226	210,237
3.500%	08/01/45	170	157,359
3.500%	11/01/48	4,883	4,526,772
3.500%	05/01/49	3,065	2,785,951
3.500%	07/01/49	4,480	4,083,767
3.500%	07/01/50	310	282,952
3.500%	08/01/52	4,339	3,952,432
3.500%	08/01/52	4,353	3,971,553
4.000%	09/01/42	192	184,694
4.000%	10/01/42	441	421,490
4.000%	11/01/45	154	146,158

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/46	261	$249,934
4.000%	10/01/46	21	19,680
4.000%	10/01/46	119	112,043
4.000%	05/01/47	246	232,330
4.000%	06/01/47	240	227,316
4.000%	10/01/47	247	235,723
4.000%	10/01/47	4,711	4,445,004
4.000%	12/01/47	333	315,046
4.000%	01/01/48	775	734,085
4.000%	02/01/48	237	224,353
4.000%	02/01/48	615	582,609
4.000%	06/01/48	467	441,918
4.000%	06/01/48	489	463,259
4.000%	07/01/48	177	166,415
4.000%	07/01/48	200	188,716
4.000%	07/01/48	244	230,886
4.000%	09/01/48	554	522,043
4.000%	07/01/49	312	294,273
4.000%	11/01/50	1,838	1,733,280
4.000%	10/01/52	1,083	1,012,135
4.500%	06/01/26	16	16,380
4.500%	09/01/26	6	6,326
4.500%	10/01/42	751	729,957
4.500%	04/01/44	340	330,459
4.500%	10/01/44	1,403	1,375,064
4.500%	12/01/44	57	55,823
4.500%	07/01/47	823	801,246
4.500%	11/01/47	386	376,425
5.000%	07/01/25	2	1,718
5.000%	01/01/26	8	7,784
5.000%	09/01/29	22	22,240
5.000%	12/01/29	32	31,846
5.000%	02/01/35	23	22,613
5.000%	10/01/39	300	302,770
5.000%	01/01/40	399	401,991
5.000%	07/01/41	69	69,123
5.000%	10/01/43	—(r)	288
5.000%	05/01/44	85	84,572
5.000%	12/01/44	237	236,941
5.000%	01/01/45	147	147,207
5.000%	06/01/47	14	14,046
5.000%	05/01/48	2	2,318
5.000%	07/01/48	80	80,383
5.000%	11/01/48	1,973	1,975,093
5.000%	02/01/49	4	3,676
5.000%	02/01/49	74	73,679
5.000%	03/01/49	3	3,102
5.000%	11/01/49	56	55,617
5.000%	11/01/49	192	190,673
5.000%	12/01/49	378	375,113
5.000%	01/01/50	206	205,515
5.000%	07/01/52	9,440	9,286,275
5.000%	11/01/52	41,683	41,050,919
5.000%	12/01/52	8,276	8,144,574
5.000%	05/01/53	7,985	7,843,204
5.500%	01/01/26	1	911
5.500%	06/01/26	1	1,332
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	05/01/28	17	$16,745
5.500%	05/01/33	74	75,074
5.500%	06/01/33	21	20,507
5.500%	10/01/33	33	34,093
5.500%	01/01/34	101	102,611
5.500%	02/01/35	44	44,999
5.500%	04/01/36	25	25,015
5.500%	04/01/37	59	59,674
5.500%	01/01/38	45	45,356
5.500%	12/01/52	17,711	17,733,821
5.500%	07/01/53	61,207	61,206,107
5.500%	12/01/54	7,793	7,853,610
6.000%	10/01/27	17	17,599
6.000%	11/01/27	15	14,788
6.000%	04/01/28	10	9,935
6.000%	05/01/28	8	8,271
6.000%	04/01/34	5	5,001
6.000%	09/01/52	6,055	6,183,150
6.000%	12/01/52	6,116	6,242,747
6.000%	01/01/53	14,392	14,623,554
6.500%	09/01/28	7	6,778
6.500%	05/01/37	4	4,127
6.500%	11/01/53	14,028	14,617,912
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
7.202%(c)	09/01/37	29	28,910
Government National Mortgage Assoc.
2.000%	08/20/50	374	306,123
2.000%	09/20/50	578	473,345
2.000%	04/20/52	24,584	20,115,330
4.000%	02/20/41	2	2,133
4.000%	10/20/41	1	523
4.000%	11/20/41	4	3,430
4.000%	04/20/42	2	1,846
4.000%	10/20/42	1	1,150
4.000%	08/20/43	18	17,357
4.000%	03/20/44	2	1,626
4.000%	05/20/44	2	2,007
4.000%	11/20/44	146	139,152
4.000%	05/20/45	15	14,774
4.000%	06/20/45	218	208,640
4.000%	07/20/45	678	648,459
4.000%	10/20/52	12,199	11,459,163
4.500%	06/20/25	1	608
4.500%	11/15/39	151	148,475
4.500%	02/20/50	2,635	2,562,277
4.500%	03/20/50	536	521,319
4.500%	04/20/50	1,108	1,076,410
5.000%	04/15/25	3	2,800
5.000%	11/15/39	482	484,904
5.000%	07/15/40	119	118,922
5.000%	07/20/49	152	152,375
5.000%	08/20/52	1,247	1,233,215
5.000%	09/20/52	16,753	16,558,880
5.000%	11/20/52	17,401	17,143,423
5.500%	07/20/54	9,742	9,802,217
5.500%	09/20/54	13,436	13,522,990

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	09/20/54	17,868	$17,978,690
Tennessee Valley Authority Generic Strips
4.310%(s)	05/01/25	3,891	3,875,656
Tennessee Valley Authority Principal Strips, Bonds
5.004%(s)	06/15/35	600	365,238

Total U.S. Government Agency Obligations (cost $1,278,185,629)			1,272,891,246
U.S. Treasury Obligations — 18.1%
U.S. Treasury Bonds
1.875%	02/15/51	5,775	3,348,598
1.875%	11/15/51	5,255	3,021,625
2.375%	11/15/49	30	19,842
2.875%	05/15/43	2,638	2,076,601
2.875%	05/15/52	1,050	762,398
3.000%	08/15/52	110	81,898
3.125%	05/15/48	65	50,588
3.375%	08/15/42	6,689	5,734,944
3.625%	08/15/43	1,840	1,616,900
3.625%	02/15/53	15,989	13,468,234
3.625%	05/15/53	2,020	1,701,850
3.750%	11/15/43	416	371,345
3.875%	08/15/40	2,315	2,164,163
3.875%	02/15/43	12,202	11,168,643
4.000%	11/15/42	6,499	6,062,348
4.000%	11/15/52	17,103	15,424,858
4.125%	08/15/44	3,420	3,204,647
4.125%	08/15/53	1,760	1,621,950
4.250%	02/15/54	11,362	10,706,910
4.375%	05/15/40	1,247	1,237,258
4.375%	08/15/43	2,100	2,046,844
4.500%	11/15/54	12,100	11,922,281
4.625%	05/15/44	6,120	6,139,125
4.625%	11/15/44	15,000	15,021,094
U.S. Treasury Notes
0.375%	01/31/26	7,120	6,903,062
0.500%	02/28/26	938	907,918
0.625%	07/31/26	6,883	6,585,364
0.750%	03/31/26	10,960	10,607,653
0.750%	04/30/26	5,560	5,367,355
1.000%	07/31/28	2,587	2,354,372
1.250%	03/31/28	2,470	2,287,452
1.250%	06/30/28	2,600	2,391,797
1.375%	10/31/28	780	714,431
1.750%	12/31/26	5,696	5,487,518
2.500%	03/31/27	580	564,548
2.625%	05/31/27	4,434	4,316,568
2.750%	08/31/25	22,430	22,291,565
2.750%	07/31/27	4,970	4,843,809
3.500%	02/15/33	90	86,203
3.625%	03/31/28	11,400	11,317,172
3.625%	08/31/29	18,000	17,775,000
3.875%	01/15/26	7,200	7,187,625
3.875%	11/30/27	16,722	16,712,855
3.875%	12/31/27	2,960	2,959,075
3.875%	03/15/28	8,190	8,188,720
4.000%	06/30/28	2,760	2,769,272
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.125%	10/31/27	2,376	$2,389,179
4.125%	11/15/27	46,405	46,673,279
4.125%	10/31/29	29,000	29,212,969
4.125%	11/30/29	97,605	98,367,539
4.250%	02/15/28	7,470	7,543,533
4.375%	07/31/26	25,265	25,391,325
4.500%	11/15/25	25,584	25,633,668
4.500%	07/15/26	4,350	4,377,188
4.625%	06/30/25	6,990	6,994,642
4.625%	02/28/26	7,325	7,357,905
5.000%	10/31/25	6,830	6,860,948
U.S. Treasury Strips Coupon
4.699%(s)	02/15/31	75,000	58,840,508
4.706%(s)	11/15/31	33,065	25,097,886
4.717%(s)	11/15/40	6,486	3,112,069
4.736%(s)	02/15/41	4,165	1,971,190
5.072%(s)	02/15/40	13,080	6,548,191
5.113%(s)	08/15/41	7,200	3,309,989

Total U.S. Treasury Obligations (cost $626,400,434)			621,276,286

Total Long-Term Investments (cost $3,245,798,464)			3,248,374,885

	Shares
Short-Term Investments — 7.1%
Affiliated Mutual Funds — 5.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	139,197,190	139,197,190
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $60,985,196; includes $60,736,946 of cash collateral for securities on loan)(b)(wb)	61,027,915	60,991,299

Total Affiliated Mutual Funds (cost $200,182,386)		200,188,489

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bills
4.228%	06/05/25(k)	1,624	1,611,689
4.233%	06/12/25	7,965	7,898,205
4.256%	06/24/25	30,495	30,196,505
4.204%	08/07/25(k)	3,039	2,994,122

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (continued)
4.230%	10/30/25	430	$419,935

Total U.S. Treasury Obligations (cost $43,120,724)			43,120,456

Total Short-Term Investments (cost $243,303,110)			243,308,945

TOTAL INVESTMENTS—101.9% (cost $3,489,101,574)			3,491,683,830

Liabilities in excess of other assets(z) — (1.9)%			(63,924,533)

Net Assets — 100.0%			$3,427,759,297

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CA	Credit Agricole Securities Inc.
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
HSBC	HSBC Bank PLC
ING	ING Financial Markets LLC
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
PO	Principal Only
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,609,097; cash collateral of $60,736,946 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
760	2 Year U.S. Treasury Notes	Jun. 2025	$157,450,626	$415,015
1,646	10 Year U.S. Treasury Notes	Jun. 2025	183,066,062	1,013,561
757	20 Year U.S. Treasury Bonds	Jun. 2025	88,781,906	(335,795)
295	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	36,063,750	(258,840)
				833,941
Short Positions:
767	5 Year U.S. Treasury Notes	Jun. 2025	82,955,844	(429,468)
735	10 Year U.S. Ultra Treasury Notes	Jun. 2025	83,881,875	(294,511)
				(723,979)
				$109,962
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A22